INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Income Taxes [Line Items]
Income tax expense	$ 16,593	$ 5,300	$ 27,587	$ 12,658
Income from continuing operations before income taxes and equity earnings	$ 75,650	$ 61,749	$ 120,155	$ 97,169
Irish statutory tax rate	12.50%	12.50%	12.50%	12.50%
Foreign Tax Authority | Tax Year 2017
Income Taxes [Line Items]
Income tax assessment related to transfer pricing					$ 30,000